Note 9 - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 24,919,846	$ 22,376,888
Net operating loss carryforwards - foreign	129,997	139,529
Excess of tax basis over book value of property and equipment	20,685	30,441
Excess of tax basis over book value of intangible assets	439,569	435,541
Stock-based compensation	3,447,183	3,396,235
Accrued employee compensation	37,736	186,791
Captialized equity costs	75,471	75,471
Inventory reserve	31,661	30,943
	29,102,148	26,671,839
Valuation allowance	$ (29,102,148)	$ (26,671,839)
Net deferred tax assets